Risk Management and Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Interest rate swaps [Member] Range One [Member]	Dec. 31, 2012 Interest rate swaps [Member] Range Two [Member]	Dec. 31, 2012 Interest rate swaps [Member] Range Three [Member]	Dec. 31, 2012 Interest rate swaps [Member] Range Four [Member]	Dec. 31, 2011 Predecessor [Member] Range One [Member]	Dec. 31, 2011 Predecessor [Member] Range Two [Member]	Dec. 31, 2011 Predecessor [Member] Range Three [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Jan. 17, 2012	Jan. 17, 2013	May 17, 2012	Jan. 17, 2013	Apr. 30, 2011	Jun. 30, 2010	Feb. 28, 2009
Effective dates of the swaps, maturity date	Jan. 17, 2013	Dec. 14, 2016	Jan. 17, 2013	Dec. 14, 2016	Apr. 30, 2014	Jun. 30, 2012	Feb. 28, 2011
Notional	$ 100,000	$ 100,000	$ 50,000	$ 50,000	$ 75,000	$ 50,000	$ 8,400
Floating Rate	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	3 Month LIBOR
Fixed Rate	0.60%	1.305%	0.60%	0.97%	1.51%	1.00%	1.62%